UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

    Virtus Institutional Trust (formerly, Phoenix Institutional Mutual Funds)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                          ANNUAL
                                                                          REPORT


                                 [LOGO OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS


--------------------------------------------------------------------------------



                         Virtus Institutional Bond Fund






--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                            ELIGIBLE SHAREHOLDERS CAN
VIRTUS INSTITUTIONAL                                   SIGN UP FOR E-DELIVERY AT
TRUST                          December 31, 2008                      VIRTUS.COM

NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

TABLE OF CONTENTS


VIRTUS INSTITUTIONAL BOND FUND *
   ("Institutional Bond Fund", formerly Phoenix Institutional
   Bond Fund)

Message to Shareholders.....................................................   1
Glossary....................................................................   3
Disclosure of Fund Expenses.................................................   4
Portfolio Holdings Summary..................................................   6
Schedule of Investments.....................................................   8
Statement of Assets and Liabilities.........................................  19
Statement of Operations.....................................................  20
Statement of Changes in Net Assets..........................................  21
Financial Highlights........................................................  22
Notes to Financial Statements...............................................  24
Report of Independent Registered Public Accounting Firm.....................  33
Board of Trustees' Consideration of Advisory and Sub-Advisory
  Agreements................................................................  34
Fund Management Tables......................................................  37

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

[PHOTO OMITTED]

The past year was unprecedented in the financial markets and a sobering period for most investors. And that may be the most flattering description we can give 2008.

Economies across the globe were buffeted by the severe credit contraction that destabilized financial markets and led to bank closures, failures of financial services companies, and massive government bailouts. Corporations suffered from tightened commercial lending and a sharp drop in consumer demand, and responded with predictable cutbacks in employment and capital spending.

The financial markets reflected the scope of these global economic challenges. The Dow Jones Industrial Average was down 31.9 percent in 2008, its worst year since 1931. The Standard & Poor's 500 index dropped 22 percent in the fourth quarter alone, and 37 percent for the full year - its worst performance since 1937. The NASDAQ market had its worst year ever.

Investor confidence has been a major casualty of this financial turmoil. Many investors, paralyzed by the constant flow of negative news, have reacted to this extraordinary market volatility by deviating from their long-term financial plans. But just as it is unrealistic to base investment expectations on the market's supercharged returns from much of the 1980s and 1990s, it may be equally misleading to assume that future long-term results will track the market's recent dismal performance. While no one can predict the future, it is important to remember that the market has generally rewarded investors over the long term. Since 1927, stocks have returned 9.6 percent on average annually, and that includes the steep decline experienced through the end of last year.

Although the near-term outlook continues to be filled with uncertainties, we believe that investors with long-term goals - such as saving for a child's college education or preparing for one's own comfortable retirement - are best served by structuring and modifying their investment program with an eye to the long-term, rather than giving disproportionate weight to the short-term fluctuations in the marketplace.

We strongly recommend that you review your portfolio with your financial planner or representative to ensure that it matches your current long-term objectives and your tolerance for risk. The wide range of equity, fixed income, alternative investment and money market funds offered by Virtus Investment Partners provide you and your financial advisor with the opportunity to allocate your assets in an investment program tailored to your specific needs.

At Virtus Investment Partners, we began 2009 as a newly independent company, publicly traded on NASDAQ. We continue our commitment to creating, selling and managing investment solutions that meet your financial needs. To learn more about our company and what we offer investors, or to access information about your account, please visit us at www.virtus.com. You can also call our customer service line at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, I thank you for entrusting your assets to us.



Sincerely,


/s/ George R. Aylward


George R. Aylward
President, Virtus Mutual Funds


JANUARY 2009

                                    GLOSSARY


AMBAC -- American Municipal Bond Assurance Corporation

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (FORMERLY LEHMAN BROTHERS AGGREGATE BOND INDEX) -- The Barclays Capital U.S. Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

FGIC -- Financial Guaranty Insurance Company

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE" -- Federal National Mortgage Association

FSA -- Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE" -- Government National Mortgage Association

MBIA -- Municipal Bond Insurance Association

PSF -- Permanent School Fund

REIT -- Real Estate Investment Trust




INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         VIRTUS INSTITUTIONAL BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2008 TO DECEMBER 31, 2008




   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JULY 1, 2008 TO DECEMBER 31, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning            Ending                         Expenses
                     Account             Account        Annualized        Paid
                      Value               Value           Expense        During
                   July 1, 2008     December 31, 2008      Ratio         Period*
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class X              $1,000.00           $  920.80          0.55%          $2.66
Class Y               1,000.00              919.60          0.80            3.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X               1,000.00            1,022.34          0.55            2.80
Class Y               1,000.00            1,021.06          0.80            4.07

--------------------------------------------------------------------------------


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                                                                 TICKER SYMBOLS:
VIRTUS INSTITUTIONAL BOND FUND                                   X Share: PXMBX
                                                                 Y Share: PYMBX


[ ] VIRTUS INSTITUTIONAL BOND FUND ("Institutional Bond Fund," the "Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

[ ] For the fiscal year ended December 31, 2008, Class X shares returned (8.60)% and Class Y shares returned (8.83)%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index and the Fund's style-specific benchmark, returned 5.24%.

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[ ] The broad U.S. fixed income market, as represented by the Barclays Capital U.S. Aggregate Bond Index returned 5.24% for the fiscal year ended December 31, 2008.

[ ] In the first 4 meetings of the fiscal year (one of which was an unscheduled inter-meeting) the Federal Reserve cut the federal funds rate 2.25% from 4.25% to 2.00%, citing concerns over tightening credit conditions and a weakening economy. In the next 3 meetings, towards the end of 2nd quarter 2008 and early 3rd quarter 2008, as commodities were hitting all time highs and inflation as measured by CPI was heightened, the Federal Reserve left rates unchanged citing concerns of downside risks to growth and upside inflation risks. In October the Federal Reserve resumed its rate cut campaign, cutting the federal funds rate from 2.00% to a target range of 0-0.25% by the end of the year. The Federal Reserve indicated that the additional rate cuts were necessary in response to the intensification of the financial crisis that increased the downside risk to growth and that inflationary pressures had started to moderate.

[ ] Since the beginning of the fiscal year the yield curve has steepened, with rates declining across the curve but more pronounced at the front end of the curve.

[ ] The credit markets during the fiscal year ended December 31, 2008 were extraordinarily volatile. This was primarily due to fear surrounding the sub-prime mortgage market and its resulting contagion. During this period the economy showed significant signs of weakening with unemployment on the rise, a deteriorating housing market, and unprecedented stress to the financial system, resulting in a severe lack of liquidity and uncertainty in the market.

[ ] Despite the numerous efforts of the Federal Reserve to inject liquidity into the system these fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused Treasury Bills to outperform all spread sectors for the full reporting period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[ ] The decision to maintain an underweight to U.S. Treasury Bills in favor of spread sectors was the largest detractor to performance for the fiscal year. Treasury Bills outperformed as concerns over the sub-prime crisis and the resulting credit crunch continued the flight to quality, causing spreads in many sectors to widen substantially. This environment typically does not favor the subadviser's style of investing; however, the Fund maintained diversification in all of its credit intensive sectors and used the spread widening as an opportunity to invest in high quality issues that had widened in sympathy with the market.

[ ] Among the Fund's investment in spread sectors, the allocation to structured products, specifically commercial mortgage backed securities and non-agency residential mortgage backed securities, hurt performance the most.

[ ] The subadviser's use of taxable municipal bonds helped the performance of the portfolio. Taxable municipals continued to prove an adequate substitute for investment grade corporates as taxable municipals have less event risk.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 12/31/08
-------------------------------------------------------------------------------------------

                                                    1               5             10
                                                   Year           Years          Years
-------------------------------------------------------------------------------------------
CLASS X SHARES                                    (8.60)%         1.78%           4.31%
-------------------------------------------------------------------------------------------
CLASS Y SHARES                                    (8.83)          1.53            4.05
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX         5.24           4.65            5.63
-------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(2): X SHARES: GROSS 0.71%, NET 0.56%; Y SHARES: GROSS 0.96%, NET 0.81%.
-------------------------------------------------------------------------------------------

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS, ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER. GROSS EXPENSES:
     DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF INVESTMENT for periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial gross investment of $5,000,000 made on 12/31/98 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.


                                 [GRAPH OMITTED]
                 PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:


                  Virtus              Virtus                Barclays
               Institutional       Institutional            Capital
               Bond Fund --         Bond Fund --         U.S. Aggregate
                  Class X             Class Y              Bond Index
12/98           $5,000,000          $1,000,000           $5,000,000
12/99            5,073,747           1,012,573            4,958,746
12/00            5,583,016           1,111,320            5,535,260
12/01            6,059,344           1,202,857            6,002,633
12/02            6,562,471           1,299,386            6,618,546
12/03            6,980,421           1,378,696            6,890,105
12/04            7,356,399           1,449,545            7,189,048
12/05            7,552,930           1,484,668            7,363,636
12/06            7,903,395           1,549,707            7,682,759
12/07            8,342,989           1,631,835            8,217,987
12/08            7,625,564           1,487,689            8,648,629


(1) Represents the ending value for Barclays Capital U.S. Aggregate Bond Index (assumes $5,000,000 initial investment).
(2) Represents the ending value for Class X shares (assumes $5,000,000 initial investment).
(3) Represents the ending value for Class Y shares (assumes $1,000,000 initial investment).




SECTOR WEIGHTINGS as of 12/31/08*
---------------------------------------------
Domestic Corporate Bonds                 30%
---------------------------------------------
Non-Agency Mortgage-Backed Securities    25%
---------------------------------------------
Municipal Bonds                          15%
---------------------------------------------
Agency Mortgage-Backed Securities        13%
---------------------------------------------
Asset-Backed Securities                   8%
---------------------------------------------
Foreign Corporate Bonds                   6%
---------------------------------------------
Other (includes short-term investments)   3%
---------------------------------------------
 * % of total investments as of December 31, 2008.


    For information regarding the index, see the glossary section on page 3.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

U.S. GOVERNMENT SECURITIES--0.4%
U.S. Treasury Bond
   4.000%, 8/15/18                                  $     155         $   179
U.S. Treasury Note
   5.125%, 5/15/16                                         40              49
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $200)                                                    228
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--12.5%

FHLMC
   5.500%, 8/1/18                                         234             242
   4.500%, 10/1/18                                        387             398
FNMA
   5.500%, 7/1/12                                         383             393
   4.500%, 9/1/18                                         383             392
   5.000%, 11/1/20                                        365             375
   5.500%, 6/1/21                                         244             252
   6.000%, 5/1/29                                         118             123
   7.000%, 11/1/30                                         23              24
   6.000%, 11/1/31                                         92              95
   6.000%, 12/1/32                                         68              70
   5.500%, 4/1/33                                         474             487
   5.500%, 4/1/33                                         309             317
   5.000%, 7/1/33                                         224             229
   6.500%, 8/1/33                                         362             379
   5.500%, 4/1/34
      04-W6, 1A4                                          315             324
   5.500%, 7/25/34                                        317             301
   5.000%, 7/1/35                                         355             363
   5.500%, 12/1/35                                        464             476
   6.500%, 8/1/36                                         327             340
   5.500%, 4/1/37                                         382             392
   5.500%, 4/1/37                                         212             218
   6.000%, 9/1/37                                         113             117
   6.500%, 9/1/37                                          89              93
   6.000%, 2/1/38                                         340             350
   6.000%, 2/1/38                                         329             339
   6.000%, 2/1/38                                         460             474
   6.000%, 4/1/38                                          --(g)           --(g)
   6.000%, 8/1/38                                         498             513
GNMA
   7.000%, 8/15/29                                         37              39
   6.500%, 12/15/31                                        19              20
   6.500%, 12/15/31                                       208             218
   6.500%, 1/15/32                                          5               6


                                                    PAR VALUE          VALUE
                                                    ---------         -------

GNMA
   6.500%, 1/15/32                                  $      14         $    15
   6.500%, 3/15/32                                         46              49
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,153)                                                8,423
--------------------------------------------------------------------------------

MUNICIPAL BONDS--14.8%

ARIZONA--1.2%
Salt River Project Agricultural
   Improvement & Power
   District Electric System
   Series A 5.000%, 1/1/38                                840             791

CALIFORNIA--0.1%
City of Oakland Pension
   Obligation Taxable Series A
   (MBIA Insured)
   6.980%, 12/15/09                                        34              35

CONNECTICUT--1.6%
Mashantucket Western
   Pequot Tribe Taxable
   Series A 144A
   (MBIA Insured)
   6.910%, 9/1/12(b)                                      455             458
   Series A 144A
   (FSA Insured)
   6.570%, 9/1/13(b)                                      580             609
                                                                      -------
                                                                        1,067
                                                                      -------
FLORIDA--3.4%
Broward County Series A
   5.000%, 1/1/21                                         995           1,035
Miami-Dade County
   Educational Facilities
   Authority Taxable
   Series C 5.460%, 4/1/15                                165             167
Orange County Tourist
   Development (MBIA Insured)
   5.000%, 10/1/17                                      1,040           1,089
                                                                      -------
                                                                        2,291
                                                                      -------

ILLINOIS--1.6%
State of Illinois
   5.000%, 1/1/19                                         965           1,060


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

KANSAS--2.0%
Department of Transportation,
   Highway Revenue Series A
   (FSA Insured)
   5.500%, 3/1/19                                   $   1,170         $ 1,346

MICHIGAN--0.7%
City of Detroit Taxable
   (FSA Insured)
   4.970%, 5/1/13                                         200             183
City of Flat Rock Finance
   Authority Taxable
   Series A 6.750%, 10/1/16                               145             154
Tobacco Settlement Finance
   Authority Taxable
   Series A 7.309%, 6/1/34                                270             156
                                                                      -------
                                                                          493
                                                                      -------
NEW YORK--0.6%
City of New York Series A-1
   (MBIA Insured)
   5.000%, 8/1/17                                         395             429

NORTH CAROLINA--0.7%
City of Charlotte
   5.000%, 8/1/18                                         435             490

PENNSYLVANIA--0.6%
City of Pittsburgh Pension
   Obligation Taxable
   Series B (FGIC Insured)
   6.350%, 3/1/13                                         400             418

SOUTH DAKOTA--0.3%
Educational Enhancement
   Funding Corp. Taxable
   Series A 6.720%, 6/1/25                                176             165

TEXAS--1.2%
Cypress-Fairbanks Independent
   School District
   (PSF Guaranteed)
   5.000%, 2/15/32                                        840             822

VIRGINIA--0.3%
State Resources Authority
   5.000%, 10/1/18                                        135             151


                                                    PAR VALUE          VALUE
                                                    ---------         -------

VIRGINIA--CONTINUED
Tobacco Settlement
   Financing Corp. Taxable
   Series A-1 6.706%, 6/1/46                        $     130         $    71
                                                                      -------
                                                                          222
                                                                      -------

WASHINGTON--0.5%
City of Seattle
   5.000%, 6/1/38                                         350             333
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $10,081)                                               9,962
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.9%

AmeriCredit Automobile
   Receivables Trust 06-BG, A3
   5.210%, 10/6/11                                        121             118
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980%, 1/15/18(c)                                     347             206
Capital Auto Receivables
   Asset Trust 04-2, D 144A
   5.820%, 5/15/12(b)                                     270             265
Capital One Auto Finance
   Trust 07-B, A3A
   5.030%, 4/15/12                                        658             621
Carmax Auto Owner Trust
   05-1, C 4.820%, 10/15/11                               500             469
Conseco Finance
   Securitizations Corp.
   01-3, A4
   6.910%, 5/1/33(c)                                      494             310
Credit Suisse Mortgage
   Capital Certificates
   07-NC1, 2A1 1.071%,
   9/25/37(c)                                             560             409
Daimler Chrysler Auto
   Trust 06-A, B
   5.140%, 9/8/12                                         380             335
FMAC Loan Receivables
   Trust 98-CA, A2 144A
   6.660%, 9/15/20(b)                                     115              92
Ford Credit Auto Owner
   Trust 06-C, A4A
   5.150%, 2/15/12                                        410             390



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

GMAC Mortgage Corp.
   Loan Trust
   05-AR2, 2A
   4.866%, 5/25/35(c)                               $     614         $   354
   06-HE3, A2
   5.750%, 10/25/36(c)                                    355             243
Greenwich Structured
   ARM Products
   05-5A, N2  144A
   3.974%, 9/27/45(b)(c)(f)                               425             128
Hyundai Auto Receivables
   Trust 04-A, B
   3.460%, 8/15/11                                         21              21
Irwin Home Equity Corp.
   06-1, 2A2 144A
   5.390%, 9/25/35(b)(c)                                  266             220
Renaissance Home
   Equity Loan Trust
   05-3, AF3
   4.814%, 11/25/35(c)                                    188             174
   06-2, AF4
   6.115%, 8/25/36(c)                                   1,015             650
Saxon Asset Securities
   Trust 05-3, A2C
   0.751%, 11/25/35(c)                                    125             114
UCFC Manufactured
   Housing 97-3, A4
   6.975%, 1/15/29                                        226             188
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,158)                                                5,307
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--30.3%

AEROSPACE & DEFENSE--0.2%
L-3 Communications
   Corp. Series B
   6.375%, 10/15/15                                       150             141

AIRLINES--2.1%
American Airlines, Inc.
   99-1 7.024%, 10/15/09                                  565             531
   01-1 6.977%, 5/23/21                                   509             254
Continental Airlines, Inc.
   98-1A 6.648%, 9/15/17                                  499             364
Delta Air Lines, Inc.
   00-A1 7.379%, 5/18/10                                  221             204


                                                    PAR VALUE          VALUE
                                                    ---------         -------

AIRLINES--CONTINUED
United Airlines, Inc.
   01-A1 6.071%, 3/1/13                             $      96         $    90
                                                                      -------
                                                                        1,443
                                                                      -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750%, 3/15/17                                         70              52

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Allied Capital Corp.
   6.000%, 4/1/12                                         155             107
Bank of New York Mellon
   Corp. (The) 4.950%, 11/1/12                             90              91
   Invesco Ltd. 5.375%, 12/15/14                          245             207
Janus Capital Group, Inc.
   6.250%, 6/15/12                                        215             172
Northern Trust Corp.
   5.500%, 8/15/13                                         95              98
Nuveen Investment, Inc. 144A
   10.500%, 11/15/15(b)                                   100              23
                                                                      -------
                                                                          698
                                                                      -------

AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A
   7.000%, 3/15/14(b)                                     100              54

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North
   America LLC
   6.500%, 11/15/13                                       155             121

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.
   7.000%, 4/15/14                                        215             158

BROADCASTING--1.3%
Comcast Corp.
   5.875%, 2/15/18                                        115             109
COX Communications,
   Inc. 144A
   6.250%, 6/1/18(b)                                      210             186
EchoStar DBS Corp.
   6.625%, 10/1/14                                        215             180
Time Warner Cable, Inc.
   5.850%, 5/1/17                                         105              96
   6.750%, 7/1/18                                         195             188



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

BROADCASTING--CONTINUED
Viacom, Inc.
   6.250%, 4/30/16                                  $     100         $    83
                                                                      -------
                                                                          842
                                                                      -------

BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850%, 3/15/17                                         70              45
Owens Corning, Inc.
   6.500%, 12/1/16                                         55              40
                                                                      -------
                                                                           85
                                                                      -------

CASINOS & GAMING--0.6%
Mashantucket Western
   Pequot Tribe 144A
   8.500%, 11/15/15(b)                                     95              38
MGM MIRAGE
   8.500%, 9/15/10                                        210             177
Seneca Gaming Corp.
   Series B
   7.250%, 5/1/12                                         225             182
                                                                      -------
                                                                          397
                                                                      -------

COAL & CONSUMABLE FUELS--0.2%
Peabody Energy Corp.
   7.375%, 11/1/16                                        160             151

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology HDD
   Holdings, Inc.
   6.375%, 10/1/11                                         35              24

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.4%
Case Corp.
   7.250%, 1/15/16                                        165             115
Terex Corp.
   7.375%, 1/15/14                                        145             127
                                                                      -------
                                                                          242
                                                                      -------

CONSTRUCTION MATERIALS--0.2%
Vulcan Materials Co.
   5.600%, 11/30/12                                       135             117

CONSUMER ELECTRONICS--0.2%
Best Buy Co., Inc. 144A
   6.750%, 7/15/13(b)                                     125             117


                                                    PAR VALUE          VALUE
                                                    ---------         -------

CONSUMER FINANCE--1.8%
American Express Credit
   Corp. Series C
   5.875%, 5/2/13                                   $     205         $   197
Capital One Financial Corp.
   5.250%, 2/21/17                                         95              82
Ford Motor Credit Co. LLC
   8.625%, 11/1/10                                        210             159
HSBC Finance Corp.
   6.750%, 5/15/11                                        235             234
   6.375%, 11/27/12                                        95              93
SLM Corp.
   6.220%, 2/1/10(c)                                      600             470
                                                                      -------
                                                                        1,235
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                         175             127
Fiserv, Inc.
   6.125%, 11/20/12                                       205             193
                                                                      -------
                                                                          320
                                                                      -------

DIVERSIFIED SUPPORT SERVICES--0.6%
ARAMARK Corp.
   5.000%, 6/1/12                                         250             196
Salvation Army (The)
   5.480%, 9/1/17                                         185             189
                                                                      -------
                                                                          385
                                                                      -------

ELECTRIC UTILITIES--1.5%
Allegheny Energy Supply
   Co. LLC 144A
   8.250%, 4/15/12(b)                                     230             226
Dominion Resources, Inc.
   Series D 5.000%, 3/15/13                               125             120
Great River Energy 144A
   5.829%, 7/1/17(b)                                      196             154
Midwest Generation LLC
   Series B 8.560%, 1/2/16                                192             183
PPL Capital Funding Trust I
   Series A 4.330%, 3/1/09                                210             211
PSE&G Energy Holdings Co.
   8.500%, 6/15/11                                        120             114
                                                                      -------
                                                                        1,008
                                                                      -------


                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.
   8.250%, 3/15/18                                  $     170         $   109

FOOD RETAIL--0.3%
Kroger Co. (The)
   6.800%, 12/15/18                                       110             114
SUPERVALU, Inc.
   7.500%, 11/15/14                                       115              95
                                                                      -------
                                                                          209
                                                                      -------

GAS UTILITIES--0.1%
AmeriGas Partners LP
   7.250%, 5/20/15                                        115              94

HEALTH CARE FACILITIES--0.3%
HCA, Inc.
   9.250%, 11/15/16                                       220             202

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   6.125%, 1/15/16                                        215             163

HOTELS, RESORTS & CRUISE LINES--0.4%
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                        230             127
Starwood Hotels & Resort
   Worldwide, Inc.
   6.250%, 2/15/13                                        180             124
                                                                      -------
                                                                          251
                                                                      -------

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
   5.750%, 11/15/16                                       175             147

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750%, 10/15/15                                       110              93

INDUSTRIAL REITS--0.1%
ProLogis
   6.625%, 5/15/18                                         90              43

INTEGRATED TELECOMMUNICATION SERVICES--1.8%
AT&T Corp.
   7.300%, 11/15/11                                       110             114
AT&T, Inc.
   5.625%, 6/15/16                                        295             296


                                                    PAR VALUE          VALUE
                                                    ---------         -------

INTEGRATED TELECOMMUNICATION
SERVICES--CONTINUED
Embarq Corp.
   6.738%, 6/1/13                                   $     105         $    89
Frontier Communication Corp.
   6.250%, 1/15/13                                        175             150
Qwest Corp.
   7.875%, 9/1/11                                         105              97
   6.500%, 6/1/17                                         115              85
Verizon Communications, Inc.
   4.900%, 9/15/15                                        175             165
   5.500%, 4/1/17                                         110             106
Windstream Corp.
   8.625%, 8/1/16                                         150             133
                                                                      -------
                                                                        1,235
                                                                      -------

INVESTMENT BANKING & BROKERAGE--2.2%
Bear Stearns Cos., Inc. (The)
   7.250%, 2/1/18                                         275             301
Credit Suisse USA, Inc.
   5.850%, 8/16/16                                        200             189
Goldman Sachs Group,
   Inc. (The)
   5.950%, 1/18/18                                        165             157
   6.150%, 4/1/18                                         285             274
Merrill Lynch & Co., Inc.
   6.110%, 1/29/37                                        235             211
Morgan Stanley
   5.375%, 10/15/15                                       400             344
                                                                      -------
                                                                        1,476
                                                                      -------

LEISURE PRODUCTS--0.3%
Hasbro, Inc.
   6.300%, 9/15/17                                        215             203

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp.
   4.750%, 1/30/14                                        215             160

LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific
   International, Inc.
   6.125%, 7/1/15                                         190             167

MORTGAGE REITS--0.1%
iStar Financial, Inc.
   6.050%, 4/15/15                                        235              69



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
   6.875%, 5/1/12                                   $     120         $   115
   5.875%, 11/15/16                                       105              94
                                                                      -------
                                                                          209
                                                                      -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625%, 2/15/14                                        100              76

OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750%, 2/1/17                                         255             185

OFFICE REITS--0.2%
HRPT Properties Trust
   5.750%, 2/15/14                                        210             115

OFFICE SERVICES & SUPPLIES--0.4%
Pitney Bowes, Inc.
   4.750%, 5/15/18                                        275             257

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions
   Group, Inc. 144A
   9.500%, 1/15/16(b)                                      90              48

OIL & GAS EXPLORATION & PRODUCTION--1.3%
Chesapeake Energy Corp.
   6.875%, 11/15/20                                       230             167
Newfield Exploration Co.
   6.625%, 9/1/14                                         185             153
Petropower I Funding
   Trust 144A
   7.360%, 2/15/14(b)                                     386             354
Plains Exploration &
   Production Co.
   7.750%, 6/15/15                                        110              84
Swift Energy Co.
   7.125%, 6/1/17                                         215             122
                                                                      -------
                                                                          880
                                                                      -------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
   6.500%, 6/1/17                                         165              91


                                                    PAR VALUE          VALUE
                                                    ---------         -------

OIL & GAS STORAGE & TRANSPORTATION--1.4%
Buckeye Partners LP
   6.050%, 1/15/18                                  $      95         $    80
Energy Transfer Partners LP
   5.950%, 2/1/15                                         220             189
Kinder Morgan Energy
   Partners LP
   6.000%, 2/1/17                                         215             187
Knight, Inc.
   6.500%, 9/1/12                                         212             180
NGPL PipeCo LLC 144A
   6.514%, 12/15/12(b)                                    165             156
Williams Cos., Inc. (The)
   7.125%, 9/1/11                                         185             170
                                                                      -------
                                                                          962
                                                                      -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.
   5.750%, 12/1/17                                        200             200
Citigroup, Inc.
   5.625%, 8/27/12                                        115             108
   5.000%, 9/15/14                                        230             202
   5.500%, 2/15/17                                        150             137
International Lease
   Finance Corp.
   4.750%, 1/13/12                                        465             325
JPMorgan Chase & Co.
   5.250%, 5/1/15                                         205             193
                                                                      -------
                                                                        1,165
                                                                      -------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc.
   7.850%, 4/1/16                                         170             127

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC
   and Verso Paper, Inc.
   Series B
   6.943%, 8/1/14(c)                                       70              21

PROPERTY & CASUALTY INSURANCE--0.7%
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                        215             193



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)
                                                    PAR VALUE          VALUE
                                                    ---------         -------

PROPERTY & CASUALTY INSURANCE--CONTINUED
HSB Capital I Series B
   5.663%, 7/15/27(c)                               $     365         $   257
                                                                      -------
                                                                          450
                                                                      -------

REGIONAL BANKS--1.9%
Credit Suisse First
   Boston
   6.000%, 2/15/18                                         95              87
First Tennessee Bank
   2.296%, 5/18/09(c)                                     170             165
KeyBank NA
   5.700%, 8/15/12                                        215             190
PNC Bank NA
   4.875%, 9/21/17                                        230             212
SunTrust Banks, Inc.
   5.250%, 11/5/12                                        220             216
Wachovia Bank NA
   5.000%, 8/15/15                                        500             436
                                                                      -------
                                                                        1,306
                                                                      -------

RESEARCH & CONSULTING SERVICES--0.3%
Equifax, Inc.
   6.300%, 7/1/17                                         230             167

RESIDENTIAL REITS--0.2%
UDR, Inc.
   5.250%, 1/15/15                                        205             133

RESTAURANTS--0.6%
Starbucks Corp.
   6.250%, 8/15/17                                        215             194
Yum! Brands, Inc.
   6.250%, 4/15/16                                        210             178
                                                                      -------
                                                                          372
                                                                      -------

RETAIL REITS--0.3%
Simon Property
   Group LP
   5.100%, 6/15/15                                        110              68
Tanger Factory Outlet
   Centers
   6.150%, 11/15/15                                       170             122
                                                                      -------
                                                                          190
                                                                      -------


                                                    PAR VALUE          VALUE
                                                    ---------         -------

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation
   International
   7.000%, 6/15/17                                  $     110         $    83

SPECIALIZED FINANCE--0.4%
CIT Group, Inc.
   5.125%, 9/30/14                                        285             203
CME Group, Inc.
   5.400%, 8/1/13                                          85              85
                                                                      -------
                                                                          288
                                                                      -------

SPECIALIZED REITS--0.8%
Health Care REIT, Inc.
   5.875%, 5/15/15                                        275             190
Host Hotels & Resorts LP
   6.875%, 11/1/14                                        165             128
Nationwide Health
   Properties, Inc.
   6.250%, 2/1/13                                         215             185
                                                                      -------
                                                                          503
                                                                      -------

STEEL--0.3%
Steel Dynamics, Inc.
   7.375%, 11/1/12                                        235             173

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp.
   6.250%, 5/15/16                                        100              95

TOBACCO--0.2%
Reynolds American, Inc.
   6.750%, 6/15/17                                        155             123

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc.
   Series D
   7.375%, 8/1/15                                         105              44
Sprint Nextel Corp.
   6.000%, 12/1/16                                        100              71
                                                                      -------
                                                                          115
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $24,546)                                              20,345
--------------------------------------------------------------------------------



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)
                                                    PAR VALUE          VALUE
                                                    ---------         -------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--24.5%
American Tower Trust 144A
   07-1A, AFX
   5.420%, 4/15/37(b)                               $     245         $   201
Bear Stearns Adjustable
   Rate Mortgage Trust
   05-12, 13A1
   5.445%, 2/25/36(c)                                     157             101
Bear Stearns Commercial
   Mortgage Securities
   06-PW12, A4
   5.718%, 9/11/38(c)                                   1,290           1,049
   05-PWR8, A2
   4.484%, 6/11/41                                        275             251
Chase Mortgage Finance Corp.
   04-S3, 3A1
   6.000%, 3/25/34                                        511             449
Citigroup Mortgage Loan
   Trust, Inc. 05-5, 2A3
   5.000%, 8/25/35                                        166             137
Citigroup/Deutsche Bank
   Commercial Mortgage Trust
   05-CD1, AM
   5.225%, 7/15/44(c)                                     595             353
   06-CD2, A4
   5.362%, 1/15/46(c)                                     890             714
Countrywide Home Loan
   Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500%, 8/25/34                                        220             197
Credit Suisse First Boston
   Mortgage Securities
   Corp. 05-C5, A1
   5.046%, 8/15/38(c)                                     282             276
Credit Suisse Mortgage
   Capital Certificates
   06-C1, A4
   5.552%, 2/15/39(c)                                   1,270           1,031
Crown Castle Towers LLC
   05-1A, AFX 144A
   4.643%, 6/15/35(b)                                     600             510
GMAC Commercial Mortgage
   Securities, Inc. 03-C2, A2
   5.485%, 5/10/40(c)                                     360             324
Greenwich Capital Commercial
   Funding Corp. 04-GG1, A7
   5.317%, 6/10/36(c)                                   1,130             940


                                                    PAR VALUE          VALUE
                                                    ---------         -------

GS Mortgage Securities
   Corp. II 07-GG10, A4
   5.799%, 8/10/45(c)                               $     635         $   461
IndyMac Index Mortgage
   Loan Trust 06-AR25, 3A1
   6.253%, 9/25/36(c)                                     150              71
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   07-LD12, A4
   5.882%, 7/15/17(c)                                     420             299
Lehman Brothers - UBS
   Commercial Mortgage Trust
   04-C4, A2
   4.567%, 6/15/29(c)                                     511             507
   04-C7, A6
   4.786%, 10/15/29(c)                                  1,125             900
   07-C7, A3
   5.866%, 9/15/45(c)                                     415             294
Lehman Brothers Commercial
   Conduit Mortgage Trust
   99-C2, A2
   7.325%, 10/15/32                                       754             752
   07-C3, A4
   5.936%, 7/15/44(c)                                     271             208
MASTR Resecuritization
   Trust 144A
   05-2 4.750%, 3/28/34(b)(f)                             287             110
   05-1 5.000%, 10/28/34(b)(f)                            267              88
Merrill Lynch Mortgage
   Investors Trust 06-3, 2A1
   6.076%, 10/25/36(c)                                    232             172
Merrill Lynch Mortgage Trust
   06-C1, AM
   5.657%, 5/12/39(c)                                     440             226
   04-KEY2, A4
   4.864%, 8/12/39(c)                                   1,110             920
Morgan Stanley Capital I
   06-T23, A4
   5.811%, 8/12/41(c)                                     595             485
   07-IQ14, A4
   5.692%, 4/15/49(c)                                     425             319
Morgan Stanley Mortgage
   Loan Trust 05-5AR, 4A1
   5.532%, 9/25/35(c)                                     161              81
Residential Funding Mortgage
   Securities I, Inc. 05-SA1, 2A
   4.836%, 3/25/35(c)                                     283             183



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

SBA Commercial Mortgage
   Backed Securities Trust
   144A 06-1A, B
   5.451%, 11/15/36(b)                              $     215         $   161
Wachovia Bank Commercial
   Mortgage Trust
   07-C33, A4
   5.903%, 7/15/17(c)                                     420             304
   04-C12, A4
   5.232%, 7/15/41(c)                                   1,010             849
   07-C30, A5
   5.342%, 12/15/43                                     1,365             893
Wachovia Mortgage
   Loan Trust LLC 06-A, B1
   5.416%, 5/20/36(c)(h)                                  352             120
Washington Mutual
   Mortgage Pass-Through
   Certificates, Inc. 05-AR3, A2
   4.639%, 3/25/35(c)                                     611             400
Wells Fargo Mortgage Backed
   Securities Trust
   04-BB, A1
   4.558%, 1/25/35(c)                                      83              44
   05-AR4, 2A2
   4.537%, 4/25/35(c)                                     264             197
   05-AR16, 6A3
   5.002%, 10/25/35(c)                                    729             516
   07-AR3, A4
   6.059%, 4/25/37(c)                                     628             389
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $20,724)                                              16,482
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.1%

VENEZUELA--0.1%
Republic of Venezuela RegS
   5.750%, 2/26/16(d)                                     165              71
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $126)                                                     71
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(E)--6.3%

ARUBA--0.2%
UFJ Finance AEC
   6.750%, 7/15/13                                        120             117


                                                    PAR VALUE          VALUE
                                                    ---------         -------

AUSTRALIA--0.6%
United Energy Distribution
   Holdings Property Ltd. 144A
   5.450%, 4/15/16(b)                               $     265         $   301
Westfield Capital Corp.
   Ltd./Westfield Finance
   Authority 144A
   5.125%, 11/15/14(b)                                    140              98
                                                                      -------
                                                                          399
                                                                      -------

CANADA--0.9%
Agrium, Inc.
   6.750%, 1/15/19                                        180             172
Catalyst Paper Corp.
   7.375%, 3/1/14                                          65              24
EnCana Corp.
   5.900%, 12/1/17                                        130             109
Petro-Canada
   6.050%, 5/15/18                                         65              54
Videotron/Quebecor
   Media, Inc.
   6.375%, 12/15/15                                       225             178
Xstrata Finance Canada
   Ltd. 144A
   5.800%, 11/15/16(b)                                    105              66
                                                                      -------
                                                                          603
                                                                      -------

CHILE--0.3%
Banco Santander Chile 144A
   5.375%, 12/9/14(b)                                     190             175

FRANCE--0.2%
Compagnie Generale de
   Geophysique-Veritas
   7.750%, 5/15/17                                        210             123

GERMANY--0.3%
Deutsche Bank AG
   4.875%, 5/20/13                                         45              44
Deutsche Telekom International
   Finance BV
   5.750%, 3/23/16                                        145             139
                                                                      -------
                                                                          183
                                                                      -------

ISRAEL--0.3%
Israel Electric Corp. Ltd. 144A
   7.250%, 1/15/19(b)                                     200             186



                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


                                                    PAR VALUE          VALUE
                                                    ---------         -------

ITALY--0.2%
Telecom Italia Capital SA
   6.999%, 6/4/18                                   $     145         $   118

KAZAKHSTAN--0.2%
Kazkommerts International
   BV 144A
   8.500%, 4/16/13(b)                                     250             146

LUXEMBOURG--0.2%
ArcelorMittal 144A
   6.125%, 6/1/18(b)                                      155              98
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.) 144A
   8.375%, 4/30/13(b)                                     100              64
                                                                      -------
                                                                          162
                                                                      -------

NETHERLANDS--0.5%
Coca-Cola HBC Finance BV
   5.500%, 9/17/15                                        245             233
Intergen NV 144A
   9.000%, 6/30/17(b)                                     150             124
                                                                      -------
                                                                          357
                                                                      -------

QATAR--0.3%
Ras Laffan Liquefied Natural
   Gas Co., Ltd. II RegS
   5.298%, 9/30/20(d)                                     250             180

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
   6.212%, 11/22/16(b)                                    215             142
OJSC AK Transneft
   (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14(b)                                      265             171
TNK-BP Finance SA RegS
   6.125%, 3/20/12(d)                                     170              96
                                                                      -------
                                                                          409
                                                                      -------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
   5.750%, 11/16/10(d)                                    170             142

SOUTH KOREA--0.5%
Export-Import Bank of Korea
   5.500%, 10/17/12                                       220             204


                                                    PAR VALUE          VALUE
                                                    ---------         -------

SOUTH KOREA--CONTINUED
Korea Development Bank
   5.300%, 1/17/13                                  $     100         $    91
   5.750%, 9/10/13                                         70              64
                                                                      -------
                                                                          359
                                                                      -------

UNITED KINGDOM--0.6%
Barclays Bank plc 144A
   6.050%, 12/4/17(b)                                     185             163
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14(b)                                      100              64
Vodafone Group plc
   5.000%, 9/15/15                                        110             101
   6.150%, 2/27/37                                         95              94
                                                                      -------
                                                                          422
                                                                      -------

UNITED STATES--0.2%
CRH America, Inc.
   6.000%, 9/30/16                                        215             134
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,253)                                                4,215
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $76,241)                                              65,033
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.3%

                                                      SHARES
                                                    ---------

MONEY MARKET MUTUAL FUNDS--2.3%
State Street Institutional
   Liquid Reserves Fund
   (seven-day effective
   yield 1.461%)                                    1,553,282           1,553
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,553)                                                1,553
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $77,794)                                              66,586(a)
--------------------------------------------------------------------------------

Other assets and liabilities, net--0.9%                                   635
                                                                      -------
NET ASSETS--100.0%                                                    $67,221
                                                                      =======



                    See the Footnote Legend on the next page.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


($ REPORTED IN THOUSANDS)


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see the Federal Income Tax Information Note in the Notes to Financials.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $5,996 or 8.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2F, "Foreign security country determination" in the Notes to Financial Statements.
(f) Illiquid and restricted security. At December 31, 2008, these securities amounted to a value of $326 or 0.5% of net assets. For acquisition information, see Note 8, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g)  Amounts are less than $500 (not reported in thousands).
(h)  Illiquid security.






                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008


(Reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value+ ................................................    $   66,586
Receivables
   Dividends ...................................................................             2
   Interest ....................................................................           822
Prepaid expenses ...............................................................            12
                                                                                    ----------
     Total assets ..............................................................        67,422
                                                                                    ----------
LIABILITIES
Payables
   Fund shares repurchased .....................................................           128
   Investment advisory fee .....................................................            12
   Administration fee ..........................................................             5
   Transfer agent fees and expenses ............................................             4
   Trustees' fees and expenses .................................................             1
   Service fees ................................................................             3
   Professional fee ............................................................            31
   Other accrued expenses ......................................................            17
                                                                                    ----------
     Total liabilities .........................................................           201
                                                                                    ----------
NET ASSETS .....................................................................    $   67,221
                                                                                    ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............................    $   80,027
Accumulated undistributed net investment income (loss) .........................            73
Accumulated undistributed net realized gain (loss) .............................        (1,671)
Net unrealized appreciation (depreciation) .....................................       (11,208)
                                                                                    ----------
NET ASSETS .....................................................................    $   67,221
                                                                                    ==========
CLASS X
Net asset value and offering price per share ...................................    $    26.61
Shares of beneficial interest outstanding, no par value, unlimited authorization     2,079,346
Net Assets .....................................................................    $   55,340

CLASS Y
Net asset value and offering price per share ...................................    $    26.61
Shares of beneficial interest outstanding, no par value, unlimited authorization       446,571
Net Assets .....................................................................    $   11,881

+Investment securities at cost .................................................    $   77,794




                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008


(Reported in thousands)


INVESTMENT INCOME
Interest ...............................................................    $  5,254
Dividends ..............................................................           8
                                                                            --------
   Total investment income .............................................       5,262
                                                                            --------

EXPENSES
Investment advisory fee ................................................         386
Service fees, Class Y ..................................................          42
Administration fees ....................................................          72
Transfer agent fees and expenses .......................................          32
Professional fees ......................................................          36
Registration fees ......................................................          32
Custodian fees .........................................................          30
Printing fees and expenses .............................................          27
Trustees' fees and expenses ............................................           7
Miscellaneous expenses .................................................          12
                                                                            --------
   Total expenses ......................................................         676
Less expenses reimbursed by investment adviser .........................        (161)
Custodian fees paid indirectly .........................................          (1)
                                                                            --------
   Net expenses ........................................................         514
                                                                            --------

NET INVESTMENT INCOME (LOSS) ...........................................       4,748
                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ................................        (918)
Net change in unrealized appreciation (depreciation) on investments ....     (11,131)
                                                                            --------

NET GAIN (LOSS) ON INVESTMENTS .........................................     (12,049)
                                                                            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........    $ (7,301)
                                                                            ========




                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENTS OF CHANGES IN NET ASSETS









(Reported in thousands)

                                                                         YEAR ENDED        YEAR ENDED
                                                                        DECEMBER 31,      DECEMBER 31,
                                                                            2008              2007
                                                                        ------------      ------------
FROM OPERATIONS
   Net investment income (loss) ......................................    $  4,748          $ 5,281
   Net realized gain (loss) ..........................................        (918)             235
   Net change in unrealized appreciation (depreciation) ..............     (11,131)             201
                                                                          --------          -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      (7,301)           5,717
                                                                          --------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X ....................................      (3,857)          (4,265)
   Net investment income, Class Y ....................................        (831)            (990)
                                                                          --------          -------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .........      (4,688)          (5,255)
                                                                          --------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class X .............     (12,344)         (10,526)
   Change in net assets from share transactions, Class Y .............      (5,667)             834
                                                                          --------          -------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .........     (18,011)          (9,692)
                                                                          --------          -------
   NET INCREASE (DECREASE) IN NET ASSETS .............................     (30,000)          (9,230)

NET ASSETS
   Beginning of period ...............................................      97,221          106,451
                                                                          --------          -------
   END OF PERIOD .....................................................    $ 67,221          $97,221
                                                                          ========          =======

   Accumulated undistributed net investment income (loss) ............    $     73          $    12






                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                               NET                            NET
                              ASSET          NET            REALIZED          TOTAL          DIVIDENDS
                             VALUE,       INVESTMENT           AND            FROM           FROM NET
                            BEGINNING       INCOME         UNREALIZED      INVESTMENT       INVESTMENT           TOTAL
                            OF PERIOD     (LOSS)(1)        GAIN (LOSS)     OPERATIONS          INCOME         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS X
1/1/08 to 12/31/08           $30.94         1.66             (4.26)            (2.60)          (1.73)            (1.73)
1/1/07 to 12/31/07            30.92         1.56              0.11              1.67           (1.65)            (1.65)
1/1/06 to 12/31/06            31.08         1.52             (0.11)             1.41           (1.57)            (1.57)
1/1/05 to 12/31/05            31.72         1.43             (0.59)             0.84           (1.48)            (1.48)
1/1/04 to 12/31/04            31.55         1.47              0.19              1.66           (1.49)            (1.49)

CLASS Y
1/1/08 to 12/31/08           $30.93         1.58             (4.25)            (2.67)          (1.65)            (1.65)
1/1/07 to 12/31/07            30.91         1.48              0.11              1.59           (1.57)            (1.57)
1/1/06 to 12/31/06            31.07         1.44             (0.11)             1.33           (1.49)            (1.49)
1/1/05 to 12/31/05            31.71         1.36             (0.60)             0.76           (1.40)            (1.40)
1/1/04 to 12/31/04            31.54         1.38              0.20              1.58           (1.41)            (1.41)






FOOTNOTE LEGEND:
(1) Computed using average shares outstanding.




                        See Notes to Financial Statements

                                                                                                  RATIO OF      RATIO OF
                                                                                               GROSS EXPENSES     NET
                                             NET                       NET         RATIO OF     TO AVERAGE    INVESTMENT
                                  CHANGE    ASSET                     ASSETS,         NET        NET ASSETS     INCOME
                                  IN NET    VALUE,                    END OF      EXPENSES TO (BEFORE WAIVERS     TO       PORTFOLIO
                                   ASSET    END OF     TOTAL         PERIOD         AVERAGE         AND         AVERAGE     TURNOVER
                                   VALUE    PERIOD    RETURN      (IN THOUSANDS)  NET ASSETS  REIMBURSEMENTS)  NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------

CLASS X
1/1/08 to 12/31/08                (4.33)    $26.61    (8.60)%       $ 55,340         0.55%           0.74%       5.59%         47%
1/1/07 to 12/31/07                 0.02      30.94     5.56           77,378         0.56            0.71        5.02          58
1/1/06 to 12/31/06                (0.16)     30.92     4.64           87,457         0.56            0.73        4.89          65
1/1/05 to 12/31/05                (0.64)     31.08     2.67           83,104         0.55            0.76        4.52          76
1/1/04 to 12/31/04                 0.17      31.72     5.39          150,466         0.55            0.67        4.61          77

CLASS Y
1/1/08 to 12/31/08                (4.32)    $26.61    (8.83)%       $ 11,881         0.80%           0.99%       5.30%         47%
1/1/07 to 12/31/07                 0.02      30.93     5.30           19,843         0.81            0.96        4.78          58
1/1/06 to 12/31/06                (0.16)     30.91     4.38           18,994         0.81            0.98        4.64          65
1/1/05 to 12/31/05                (0.64)     31.07     2.42           24,235         0.80            1.01        4.28          76
1/1/04 to 12/31/04                 0.17      31.71     5.14           20,948         0.80            0.92        4.33          77












                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008


1. ORGANIZATION
   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Institutional Trust (formerly "Phoenix Institutional Mutual Funds") (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

   As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund's investment objective is outlined in the Fund Summary Page.

   The Fund offers Class X shares and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 14), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                     INVESTMENTS IN SECURITIES
                                                           MARKET VALUE
   VALUATION INPUTS                                  ($ REPORTED IN THOUSANDS)
   ----------------------                            -------------------------
   Level 1 - Quoted Prices                                  $  1,553
   Level 2 - Significant Observable Inputs                    63,856
   Level 3 - Significant Unobservable Inputs                   1,177
                                                            --------
   Total                                                    $ 66,586
                                                            ========

   The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                     INVESTMENTS IN SECURITIES
                                                     ($ REPORTED IN THOUSANDS)
                                                     -------------------------
   BALANCE AS OF DECEMBER 31, 2007                          $  4,308
   Accrued discounts/premiums                                     78
   Realized gain (loss)                                         (178)
   Change in unrealized appreciation (depreciation)(1)          (920)
   Net purchases (sales)                                      (1,919)
   Transfers in and/or out of Level 3(2)                        (192)
                                                            --------
   BALANCE AS OF DECEMBER 31, 2008                          $  1,177
                                                            ========

   (1) DISCLOSED IN THE STATEMENTS OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

   (2) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF DECEMBER 31, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

   Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


   resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in either exchange rates or the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date. At December 31, 2008, there were no when-issued or delayed delivery securities held by the Fund.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ reported in thousands unless noted)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc., ("PNX") into an independent publicly traded company. Virtus is the holding company for various financial services subsidiaries, including Virtus Investment Advisers, Inc. (the "Adviser", formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors", formerly known as Phoenix Equity Planning Corporation). Due to the spin-off, the financial services subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                            1ST $1           $1 +
                           BILLION          BILLION
                           -------          -------
                            0.45%            0.40%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX.

   The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed the following percentages of average annual net assets of the Fund:

                           CLASS X          CLASS Y
                           -------          -------
                            0.55%            0.80%

   The Adviser may discontinue this voluntary expense limitation at any time.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

                       2010         2011       TOTAL
                       ----         ----       -----
                        $55         $161        $216

   During the period ended December 31, 2008, the subadviser reimbursed the Fund as a result of dilutions caused by incorrectly processed trade activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

   VP Distributors serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

   VP Distributors serves as the Administrator to the Fund. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the fiscal year (the "period") ended December 31, 2008, the Fund incurred administration fees totaling $72.

   VP Distributors serves as the Trust's transfer agent. For the period ended December 31, 2008, transfer agent fees were $32 as reported in the Statement of Operations.

   Until March 1, 2007, the Trust provided a deferred compensation plan to its Trustees who were not Officers of Virtus. Under the deferred compensation plan, Trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those Virtus Mutual Funds selected by the Trustees. Investments in such Virtus Mutual Funds are included in "Other assets" on the Statement of Assets and Liabilities. There are no amounts in such investments as of December 31, 2008.

4. PURCHASES AND SALES OF SECURITIES
   ($ reported in thousands)

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended December 31, 2008, were as follows:

                           PURCHASES         SALES
                           ---------        -------
                            $21,901         $33,142

   Purchases and sales of long-term U.S. Government and agency securities for the period ended December 31, 2008, were as follows:

                           PURCHASES         SALES
                           ---------        -------
                            $17,506         $23,690

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


5. CAPITAL SHARES
   (reported in thousands)

   Transactions in shares of capital stock, during the periods ended as indicated below were as follows:

                                 ------     --------        ------     --------
                                 SHARES      AMOUNT         SHARES      AMOUNT
                                 ------     --------        ------     --------
                                 -------------------        -------------------
                                      1/1/08 -                   1/1/07 -
                                      12/31/08                   12/31/07
                                 -------------------        -------------------
CLASS X
Sale of shares                      34      $  1,037           26      $    816
Reinvestment of distributions      125         3,516          127         3,887
Shares repurchased                (581)      (16,897)        (481)      (15,229)
                                 -----      --------        -----      --------
Net increase / (decrease)         (422)     $(12,344)        (328)     $(10,526)
                                 =====      ========        =====      ========

CLASS Y
Sale of shares                       1      $     26           67      $  2,094
Reinvestment of distributions       29           831           33           990
Shares repurchased                (225)       (6,524)         (72)       (2,250)
                                 -----      --------        -----      --------
Net increase / (decrease)         (195)     $ (5,667)          28      $    834
                                 =====      ========        =====      ========

6. 10% SHAREHOLDERS
   At December 31, 2008, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the funds as detailed below.

                                             % OF SHARES        NUMBER OF
                                             OUTSTANDING        ACCOUNTS
                                             -----------        ---------
             Class X ....................       13.9%               1

7. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


8. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments, where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At December 31, 2008, the Fund held the following illiquid and restricted securities (reported in thousands):


                                                                 MARKET              % OF
                                                                VALUE AT         NET ASSETS AT
                               ACQUISITION     ACQUISITION     DECEMBER 31,      DECEMBER 31,
                                   DATE            COST           2008               2008
                               -----------     -----------     ------------      --------------
   Greenwich Structured ARM
     Products 05-5A, N2 144A
     3.974%, 9/27/45 .......     2/28/06           $423            $128               0.2%

   MASTR Resecuritization
     Trust 144A
     05-2 4.750%, 3/28/34 ..     4/28/05           $288            $110               0.2%
     05-1 5.000%, 10/28/34 .     1/28/05           $267            $ 88               0.1%

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

9. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

10. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 1, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


11. FEDERAL INCOME TAX INFORMATION
    ($ reported in thousands)

   At December 31, 2008, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                                NET UNREALIZED
               FEDERAL       UNREALIZED        UNREALIZED        APPRECIATION
               TAX COST     APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
               --------     ------------     --------------     --------------
                $77,794         $692           $(11,900)           $(11,208)

   The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                                  EXPIRATION YEAR

                        2011      2014      2016      TOTAL
                       -------------------------------------
                        $364      $408      $157       $929

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

   The Fund had $2,195 of capital loss carryovers which expired in 2008.

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Fund deferred and recognized post-October losses as follows:

                             CAPITAL        CAPITAL
                               LOSS          LOSS
                             DEFERRED      RECOGNIZED
                             --------      ----------
                               $742           $ --

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $73 and undistributed long-term capital gains of $0. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

                         VIRTUS INSTITUTIONAL BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2008 (CONTINUED)


12. RECLASSIFICATION OF CAPITAL ACCOUNTS
    ($ reported in thousands)
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of December 31, 2008, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                   CAPITAL PAID
                       IN ON
                    SHARES OF       UNDISTRIBUTED      ACCUMULATED
                    BENEFICIAL      NET INVESTMENT     NET REALIZED
                     INTEREST       INCOME (LOSS)      GAIN (LOSS)
                   ------------     --------------     ------------
                     $(2,247)             $1              $2,246

 13. RECENTLY ISSUED ACCOUNTING STANDARDS
   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

14. MARKET CONDITIONS
   Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held by the Fund. The potential exposure of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM




[LOGO OMITTED]
PricewaterhouseCoopers


To the Board of Trustees of
Virtus Institutional Trust and Shareholders of
Virtus Institutional Bond Fund


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Institutional Bond Fund, constituting Virtus Institutional Trust (formerly Phoenix Institutional Mutual Funds), hereafter referred to as the "Trust", at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondences with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
February 19, 2009

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                DECEMBER 31, 2008
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
   (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.






-----------------------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Wealth Accumulator Fund, Virtus Wealth Builder Fund, Virtus Diversifier Fund and Virtus Alternatives Diversifier Fund, which are series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2008 (CONTINUED)
                                   (UNAUDITED)


   With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

   The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2008 (CONTINUED)
                                   (UNAUDITED)


   PROFITABILITY The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

   MANAGEMENT FEES AND TOTAL EXPENSES In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

   ECONOMIES OF SCALE The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of December 31, 2008 is set forth below. The statement of additional information
(SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for trustees of the Trust.


                                             INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                  PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                  DURING PAST 5 YEARS AND
        OVERSEEN                              DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
-----------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.          Managing Director, Almanac Capital Management (commodities business)
  YOB: 1939                 (2007-present). Partner, Stonington Partners, Inc. (private equity firm)
  Elected: 1993             (2001-2007). Director/Trustee, Evergreen Funds (88 portfolios).
  49 Funds

-----------------------------------------------------------------------------------------------------------------

  Philip R. McLoughlin      Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo
  YOB: 1946                 Group International Holdings Ltd. (insurance), World Trust Fund and
  Elected: 1993             KBC Asset Management, Ltd. Chairman and Trustee, The Phoenix Edge
  51 Funds                  Series Fund (2003-present).

-----------------------------------------------------------------------------------------------------------------

  Geraldine M. McNamara     Retired. Managing Director, U.S. Trust Company of New York (private
  YOB: 1951                 bank) (1982-2006).
  Elected: 2001
  51 Funds

-----------------------------------------------------------------------------------------------------------------

  James M. Oates            Managing Director, Wydown Group (consulting firm) (1994-present).
  YOB: 1946                 Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
  Elected: 1993             Inc.) (financial services) (1997-2006). Director, Stifel Financial.
  49 Funds                  Chairman and Trustee, John Hancock Trust (93 portfolios) and John
                            Hancock Funds II (74 portfolios). Non-Executive Chairman, Hudson
                            Castle Group, Inc.

-----------------------------------------------------------------------------------------------------------------

  Richard E. Segerson       Managing Director, Northway Management Company (1998-present).
  YOB: 1946
  Elected: 1998
  49 Funds

-----------------------------------------------------------------------------------------------------------------

  Ferdinand L.J. Verdonck   Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also
  YOB: 1942                 a director of several non-U.S. companies.
  Elected: 2004
  49 Funds

-----------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     The individual listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-----------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                  PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                  DURING PAST 5 YEARS AND
        OVERSEEN                              DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
-----------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)      Director, President and Chief Executive Officer (since 2008), Director
  YOB: 1964                 and President (2006-2008), Chief Operating Officer (2004-2006), Vice
  Elected: 2006             President, Finance (2001-2002), Virtus Investment Partners, Inc.
  51 Funds                  and/or certain of its subsidiaries. Senior Executive Vice President and
                            President, Asset Management (2007-2008), Senior Vice President and
                            Chief Operating Officer, Asset Management (2004-2007), Vice
                            President and Chief of Staff (2001-2004), The Phoenix Companies, Inc.
                            Various senior officer and directorship positions with Phoenix affiliates
                            (2005-2008). President (2006-present), Executive Vice President
                            (2004-2006), the Virtus Mutual Funds Family. Chairman, President and
                            Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total
                            Return Fund Inc. (2006-present).

-----------------------------------------------------------------------------------------------------------------

 (1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
     NAME, ADDRESS AND           TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
       YEAR OF BIRTH                 TIME SERVED                                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss          Senior Vice President since        Senior Vice President, Operations (since
  YOB: 1952                 2006.                              2008), Vice President, Head of Asset
                                                               Management Operations (2007-2008),
                                                               Vice President (2003-2007), Virtus
                                                               Investment Partners, Inc. and/or certain
                                                               of its subsidiaries. Assistant Treasurer
                                                               (2001-present), VP Distributors, Inc.
                                                               (f/k/a Phoenix Equity Planning
                                                               Corporation). Ms. Curtiss is also
                                                               Treasurer of various other investment
                                                               companies within the Virtus Mutual Funds
                                                               Complex (1994-present).

-----------------------------------------------------------------------------------------------------------------

  Francis G. Waltman        Senior Vice President since        Senior Vice President, Asset Management
  YOB:  1962                2008.                              Product Development (since 2008),
                                                               Senior Vice President, Asset Management
                                                               Product Development (2005-2007), Virtus
                                                               Investment Partners, Inc. and/or certain
                                                               of its subsidiaries. Director (since 2008),
                                                               Director and President (2006-2007), VP
                                                               Distributors, Inc. (f/k/a Phoenix Equity
                                                               Planning Corporation). Director and
                                                               Senior Vice President (since 2008),
                                                               Senior Vice President (2006-2007), Virtus
                                                               Investment Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------

  Marc Baltuch              Vice President and                 Chief Compliance Officer, Zweig-DiMenna
  c/o Zweig-DiMenna         Chief Compliance Officer           Associates LLC (1989-present). Vice
  Associates, LLC           since 2004.                        President, The Zweig Total Return Fund,
  900 Third Avenue                                             Inc. (2004-present). Vice President, The
  New York, NY 10022                                           Zweig Fund, Inc. (2004-present).
  YOB: 1945                                                    President and Director of Watermark
                                                               Securities, Inc. (1991-present). Assistant
                                                               Secretary, Gotham Advisors Inc.
                                                               (1990-2005).

-----------------------------------------------------------------------------------------------------------------

  W. Patrick Bradley        Chief Financial Officer and        Vice President, Fund Administration (2007-
  YOB: 1972                 Treasurer since 2006.              present), Second Vice President, Fund
                                                               Control & Tax (2004-2006), Virtus
                                                               Investment Partners, Inc. and/or certain of
                                                               its subsidiaries. Vice President, Chief
                                                               Financial Officer, Treasurer and Principal
                                                               Accounting Officer (2006-present),
                                                               Assistant Treasurer (2004-2006), The
                                                               Phoenix Edge Series Fund. Chief Financial
                                                               Officer and Treasurer (2005-present),
                                                               Assistant Treasurer (2004-2006), certain
                                                               funds within the Virtus Mutual Funds
                                                               Family.

-----------------------------------------------------------------------------------------------------------------

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
     NAME, ADDRESS AND           TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
       YEAR OF BIRTH                 TIME SERVED                                  DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
  Kevin J. Carr             Vice President, Chief Legal        Vice President, Counsel and Secretary,
  YOB: 1954                 Officer, Counsel and               Virtus Investment Partners, Inc. and/or
                            Secretary since 2005.              certain of its subsidiaries (since 2008).
                                                               Vice President and Counsel, Phoenix Life
                                                               Insurance Company (2005-2008).
                                                               Compliance Officer of Investments and
                                                               Counsel, Travelers Life & Annuity
                                                               Company (January 2005-May 2005).
                                                               Assistant General Counsel and certain
                                                               other positions, The Hartford Financial
                                                               Services Group (1995-2005).

-----------------------------------------------------------------------------------------------------------------

VIRTUS INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary






INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                 -----------------
   VIRTUS                                                          PRSRT STD
MUTUAL FUNDS                                                     U.S. POSTAGE
                                                                     PAID
c/o State Street Bank and Trust Company                          LANCASTER, PA
             P.O. Box 8301                                        PERMIT 1793
         Boston, MA 02266-8301                                 -----------------


For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM.






8001                                                                       12-08

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

  (a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,950 for 2008 and $56,200 for 2007.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,182 for 2008 and $2,000 for 2007. This represents the review of the semi-annual financial statements.

Tax Fees
--------

          The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,250 for 2008 and $9,250 for 2007.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Institutional Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) 100% for 2008 and 100% for 2007

                   (c) 100% for 2008 and 100% for 2007

                   (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,624,671 for 2008 and $660,559 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Institutional Trust
                           (formerly, Phoenix Institutional Mutual Funds)
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date            03/06/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date            03/06/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date            03/03/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.